UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Strategic Government Securities Fund
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 107.3%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	536,918	613,121
Federal National Mortgage Association:
4.0%, 9/1/2040	1,440,921	1,497,544
4.5%, 8/1/2041	764,800	813,586
Government National Mortgage Association:
3.0%, 9/15/2042	9,874,615	9,686,380
3.5%, with various maturities from 11/1/2041 until 3/20/2043 (a)	390,094,710	397,518,134
4.0%, with various maturities from 8/20/2030 until 5/20/2043 (a)	260,605,188	272,947,125
4.49%, 6/15/2041	2,098,429	2,229,533
4.5%, with various maturities from 6/20/2033 until 2/20/2042	207,327,201	221,672,740
4.55%, 1/15/2041	3,865,180	4,116,296
4.625%, 4/15/2041	2,037,308	2,184,098
5.0%, with various maturities from 3/20/2029 until 7/20/2041	214,412,989	232,591,722
5.5%, with various maturities from 12/15/2024 until 5/20/2041	205,452,059	226,343,581
6.0%, with various maturities from 11/15/2028 until 5/15/2040	146,079,538	162,332,311
6.5%, with various maturities from 10/15/2024 until 3/20/2039	34,062,149	38,190,210
7.0%, with various maturities from 9/15/2035 until 2/15/2039	6,448,488	7,346,041
7.5%, with various maturities from 1/20/2027 until 6/20/2031	10,204	11,941

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,577,825,027)		1,580,094,363
Collateralized Mortgage Obligations 15.8%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	1,217,178	207,339
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	589,889	504,572
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	7,278,557	5,107,310
"BC", Series 4144, 2.5%, 12/15/2042	743,640	589,232
"KB", Series 4144, 2.5%, 12/15/2042	2,100,000	1,669,335
"PT", Series 3586, Interest Only, 2.939% *, 2/15/2038	4,520,230	4,620,878
"IY", Series 3955, Interest Only, 3.0%, 3/15/2021	7,406,072	491,541
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	1,583,026	87,372
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	14,283,208	1,054,902
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	2,420,222	198,425
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	3,095,596	230,144
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	2,716,718	262,028
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,609,934	134,127
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	2,215,090	203,132
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	3,167,473	452,044
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	8,445,939	1,011,822
"ZB", Series 4183, 3.0%, 3/15/2043	8,118,162	6,871,639
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	1,899,405	20,055
"DZ", Series 4199, 3.5%, 5/15/2043	7,040,893	6,156,551
"VZ", Series 4212, 4.0%, 6/15/2043	14,206,825	13,412,632
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	1,767,041	84,923
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	12,778,285	1,588,754
"57", Series 256, Interest Only, 5.0%, 3/15/2023	1,555,547	127,604
"SY", Series 3035, Interest Only, 5.909% *, 9/15/2035	1,395,045	218,811
"PE", Series 2489, 6.0%, 8/15/2032	4,003,847	4,427,876
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	514,375	92,513
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	2,981,224	503,341
"SJ", Series 3501, Interest Only, 6.259% *, 1/15/2039	5,945,278	883,946
"SG", Series 3033, Interest Only, 6.459% *, 9/15/2035	1,743,382	291,359
"A", Series 172, Interest Only, 6.5%, 1/1/2024	211,560	32,230
"JS", Series 3572, Interest Only, 6.609% *, 9/15/2039	2,604,602	403,385
"SB", Series 2742, Interest Only, 6.809% *, 1/15/2019	1,868,588	216,295
"SN", Series 3175, Interest Only, 6.959% *, 6/15/2036	4,338,403	913,731
Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	552	543
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	2,589,510	240,098
"ZM", Series 2013-18, 3.0%, 3/25/2033	3,475,945	3,117,748
"LA", Series 2013-30, 3.0%, 3/25/2043	2,000,000	1,789,170
"PU", Series 2013-30, 3.0%, 4/25/2043	9,221,390	8,416,558
"LZ", Series 2013-45, 3.0%, 5/25/2043	8,060,150	6,206,665
"ZC", Series 2013-53, 3.0%, 6/25/2043	8,065,175	6,506,299
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	5,051,099	366,505
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	7,533,303	388,517
"KI", Series 2012-98, Interest Only, 3.5%, 7/25/2027	22,152,165	2,671,392
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	7,722,337	1,874,207
"LZ", Series 2013-6, 3.5%, 2/25/2043	745,921	618,221
"ZN", Series 2013-54, 3.5%, 6/25/2043	8,623,318	8,097,824
"KZ", Series 2013-66, 3.5%, 7/25/2043	11,633,833	10,185,078
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	3,117,900	210,141
"25", Series 351, Interest Only, 4.5%, 5/1/2019	1,653,689	142,545
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	1,676,320	78,751
"CZ", Series 2011-99, 4.5%, 10/25/2041	4,343,324	4,509,888
"21", Series 334, Interest Only, 5.0%, 3/1/2018	1,843,276	134,991
"20", Series 334, Interest Only, 5.0%, 3/1/2018	1,369,017	100,309
''23", Series 339, Interest Only, 5.0%, 7/1/2018	1,375,441	94,597
"27", Series 351, Interest Only, 5.0%, 4/1/2019	1,450,320	111,655
"26", Series 381, Interest Only, 5.0%, 12/25/2020	359,142	29,215
"ZA", Series 2008-24, 5.0%, 4/25/2038	16,311,026	17,861,786
"KT", Series 2007-32, 5.5%, 4/25/2037	1,351,980	1,466,756
"PJ", Series 2004-46, Interest Only, 5.81% *, 3/25/2034	3,297,726	431,203
"HS", Series 2009-87, Interest Only, 5.96% *, 11/25/2039	9,471,911	1,238,672
"ZB", Series 2005-37, 6.0%, 5/25/2035	2,032,060	2,290,488
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	6,331,522	744,287
"PI", Series 2007-75, Interest Only, 6.35% *, 8/25/2037	6,117,863	1,204,069
"SB", Series 2010-107, Interest Only, 6.39% *, 9/25/2040	22,645,417	3,498,817
"PI", Series 2006-20, Interest Only, 6.49% *, 11/25/2030	5,044,529	912,431
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,000,000	440,720
"SA", Series 2005-17, Interest Only, 6.51% *, 3/25/2035	2,141,859	433,057
"SI", Series 2007-23, Interest Only, 6.58% *, 3/25/2037	2,706,950	413,457
"SJ", Series 2007-36, Interest Only, 6.58% *, 4/25/2037	2,326,006	309,329
"SA", Series 2005-42, Interest Only, 6.61% *, 5/25/2035	3,382,177	432,222
"KI", Series 2005-65, Interest Only, 6.81% *, 8/25/2035	1,143,329	209,869
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	716,029	496,702
"IG", Series 2010-147, Interest Only, 2.0%, 11/16/2013	15,257,397	70,724
"PE", Series 2013-24, 2.875%, 2/20/2043	1,602,000	1,381,568
"HX", Series 2012-91, 3.0%, 9/20/2040	5,134,284	5,012,513
"BZ", Series 2013-79, 3.0%, 5/20/2043	4,020,025	3,392,359
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	11,485,873	1,226,195
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	3,145,836	199,169
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	4,102,003	146,586
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	1,810,863	188,022
"BL", Series 2011-46, 4.5%, 10/20/2037	5,000,000	5,381,818
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	2,602,733	289,585
"GP", Series 2010-67, 4.5%, 3/20/2039	4,000,000	4,345,539
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	3,589,163	624,001
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	7,725,457	1,945,974
"ZV", Series 2011-73, 4.5%, 5/20/2041	8,817,683	9,139,574
"QI", Series 2013-20, Interest Only, 4.5%, 12/16/2042	7,514,769	1,516,784
"VB", Series 2010-26, 5.0%, 1/20/2024	2,114,467	2,384,580
"LV", Series 2012-77, 5.0%, 7/20/2026	4,079,363	4,458,830
"ZB", Series 2004-31, 5.0%, 4/20/2034	8,884,478	9,667,750
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	2,547,968	84,629
"ZA", Series 2006-47, 5.0%, 8/16/2036	7,523,432	8,363,316
"Z", Series 2008-5, 5.0%, 1/20/2038	7,443,437	8,132,520
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	2,235,449	356,523
"Z", Series 2009-112, 5.0%, 11/20/2039	8,405,301	9,319,537
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	1,515,348	154,691
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	3,840,533	339,510
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	1,386,332	130,282
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	246,153	2,784
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	1,873,984	296,785
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	1,770,022	221,088
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	1,127,511	192,887
"BS", Series 2011-93, Interest Only, 5.908% *, 7/16/2041	20,653,885	2,887,934
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	2,928,369	177,034
"BZ", Series 2004-46, 6.0%, 6/20/2034	1,520,032	1,694,174
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	494,201	136,202
"AV", Series 2010-14, Interest Only, 6.108% *, 2/16/2040	5,402,230	949,501
"SA", Series 2012-84, Interest Only, 6.109% *, 12/20/2038	11,741,044	2,025,188
"SM", Series 2009-100, Interest Only, 6.258% *, 5/16/2039	2,620,771	316,119
"AI", Series 2007-38, Interest Only, 6.268% *, 6/16/2037	2,111,886	297,458
"SA", Series 2006-49, Interest Only, 6.269% *, 2/20/2036	5,265,638	560,579
"SI", Series 2008-27, Interest Only, 6.279% *, 3/20/2038	4,128,383	575,567
"SL", Series 2009-100, Interest Only, 6.308% *, 5/16/2039	3,057,566	472,623
"QA", Series 2007-57, Interest Only, 6.309% *, 10/20/2037	2,477,141	351,845
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	1,455,132	299,923
"SL", Series 2007-26, Interest Only, 6.608% *, 5/16/2037	4,630,109	731,966
"SA", Series 2006-69, Interest Only, 6.609% *, 12/20/2036	5,373,567	883,483
"S", Series 1999-17, Interest Only, 8.008% *, 5/16/2029	487,570	94,198
"S", Series 2000-14, Interest Only, 8.158% *, 2/16/2030	1,890,725	417,566

Total Collateralized Mortgage Obligations (Cost $237,246,820)		233,182,113
Government & Agency Obligations 3.9%
U.S. Government Sponsored Agency 1.1%
Federal National Mortgage Association, 3.0%, 11/15/2027	17,500,000	16,123,730
U.S. Treasury Obligations 2.8%
U.S. Treasury Bill, 0.1% **, 9/5/2013 (b)	4,810,000	4,809,909
U.S. Treasury Note, 0.75%, 6/15/2014 (c)	37,000,000	37,196,544

		42,006,453

Total Government & Agency Obligations (Cost $59,572,547)		58,130,183

	Contracts	Value ($)
Call Options Purchased 0.8%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 8/23/2013, Strike Price $132.5	700	10,937

	Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.8%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/20161	36,000,000	2,517,077
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/20162	34,000,000	2,272,220
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20163	34,000,000	2,137,573
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20174	40,700,000	2,381,333
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20175	39,500,000	2,134,153

		11,442,356

Total Call Options Purchased (Cost $8,883,828)		11,453,293
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20174	40,700,000	353,036
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20175	39,500,000	407,071

Total Put Options Purchased (Cost $2,726,033)		760,107

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,886,254,255) †	127.9	1,883,620,059
Notes Payable	(1.3)	(19,200,000)
Other Assets and Liabilities, Net	(26.6)	(391,154,820)

Net Assets	100.0	1,473,265,239

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of July 31, 2013.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,886,328,343.  At July 31, 2013, net unrealized depreciation for all securities based on tax cost was $2,708,284.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,556,717 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $45,265,001.

(a)	When-issued or delayed delivery security included.
(b)	At July 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At July 31, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

3 Month Euro Euribor Interest Rate Futures	EUR	6/16/2014	20	6,623,812	(4,352)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	6/16/2014	24	6,479,442	(37)
3 Month Euroyen Futures	JPY	6/16/2014	25	6,367,136	2,472
3 Month Sterling (Short Sterling) Interest Rate Futures	GBP	6/18/2014	34	6,427,169	(53)
90 Day Eurodollar	USD	6/16/2014	26	6,472,050	1,864
ASX 90 Day Bank Accepted Bills	AUD	6/12/2014	28	25,017,891	16,472
Total net unrealized appreciation					16,366

At July 31, 2013, open written option contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (d)

Put Options
10 Year U.S. Treasury Note Future	600	8/23/2013	130.0	504,751	(2,146,873)

(d)	Unrealized depreciation on written options on exchange-traded futures contracts at July 31, 2013 was $1,642,122.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	20,400,000	4	2/1/2017	1,468,800	(2,107,504)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	19,750,000	5	2/1/2017	1,428,519	(1,905,081)
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	33,800,000	3	5/9/2014	249,275	(1,137,620)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	36,000,000	1	5/9/2016	1,224,000	(1,807,531)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	34,000,000	2	4/25/2016	1,258,000	(1,620,981)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	34,000,000	3	4/20/2016	1,212,100	(1,519,667)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	3	3/15/2016	244,205	(21,548)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	5	3/15/2016	398,840	(715,827)
Total Call Options					7,483,739	(10,835,759)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	3	3/15/2016	244,205	(715,827)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	33,800,000	5	3/15/2016	86,190	(21,547)
Pay Fixed - 2.064% - Receive Floating - LIBOR	5/13/2014 5/13/2044	33,800,000	3	5/9/2014	249,275	(15,362)
Pay Fixed - 2.385% - Receive Floating - LIBOR	3/31/2014 3/31/2044	33,800,000	6	3/27/2014	461,370	(44,741)
Pay Fixed - 2.423% - Receive Floating - LIBOR	3/20/2014 3/20/2044	33,800,000	4	3/18/2014	486,720	(50,146)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	20,400,000	4	2/1/2017	1,468,800	(547,340)
Pay Fixed - 3.32% - Receive Floating - LIBOR	2/3/2017 2/3/2027	19,750,000	5	2/1/2017	1,428,519	(598,496)
Total Put Options					4,425,079	(1,993,459)

Total					11,908,818	(12,829,218)

(e)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2013 was $920,400.

Options on Mortgage-Backed Securities - TBAs
	Coupon Rate (%)	Contract Amount		Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Put Options
30-Year GNSF	3.5	25,000,000	4	8/13/2013	105.531	171,875	(927,910)
30-Year GNSF	3.0	50,000,000	6	8/13/2013	102.266	531,250	(2,155,974)
30-Year GNSF	3.5	25,000,000	1	8/13/2013	105.578	175,781	(930,035)
30-Year GNSF	3.0	25,000,000	7	8/13/2013	102.234	271,484	(1,078,970)
30-Year GNSF	3.5	25,000,000	2	8/13/2013	105.547	171,875	(926,758)
Total						1,322,265	(6,019,647)

(f) Unrealized depreciation on written options on mortgage-backed securities - TBAs at July 31, 2013 was $4,697,382.
GNSF: Government National Single Family
TBA: To Be Announced
At July 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/23/2014 4/23/2016	300,000,000	3	Fixed - 0.921%	Floating - LIBOR	(658,230)	151,534	(809,764)
4/23/2014 4/23/2019	70,000,000	3	Fixed - 2.077%	Floating - LIBOR	(96,229)	59,123	(155,352)
7/19/2014 7/19/2021	140,000,000	2	Fixed - 2.63%	Floating - LIBOR	913,290	(16,997)	930,287
4/23/2014 4/23/2024	60,000,000	2	Fixed - 3.024%	Floating - LIBOR	406,296	(26,090)	432,386
4/23/2014 4/23/2034	35,000,000	2	Fixed - 3.532%	Floating - LIBOR	666,732	(26,346)	693,078
5/22/2014 5/22/2020	44,200,000	2	Floating - LIBOR	Fixed - 1.686%	(1,801,004)	—	(1,801,004)
6/3/2013 6/3/2025	33,200,000	3	Floating - LIBOR	Fixed - 3.0%	(1,102,653)	—	(1,102,653)

Total net unrealized depreciation	(1,813,022)

Counterparties
1	Bank of America
2	Citigroup, Inc.
3	Nomura International PLC
4	JPMorgan Chase Securities, Inc.
5	BNP Paribas
6	Barclays Bank PLC
7	Morgan Stanley

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Mortgage-Backed Securities Pass-Throughs	$—	$1,580,094,363	$—	$1,580,094,363
Collateralized Mortgage Obligations	—	233,182,113	—	233,182,113
Government & Agency Obligations	—	58,130,183	—	58,130,183
Derivatives(h)
Purchased Options	10,937	12,202,463	—	12,213,400
Futures Contracts	20,808	—	—	20,808
Interest Rate Swap Contracts	—	2,055,751	—	2,055,751
Total	$31,745	$1,885,664,873	$—	$1,885,696,618

Liabilities
Derivatives(h)
Written Options	$(2,146,873)	$(18,848,865)	$—	$(20,995,738)
Futures Contracts	(4,442)	—	—	(4,442)
Interest Rate Swap Contracts	—	(3,868,773)	—	(3,868,773)
Total	$(2,151,315)	$(22,717,638)	$—	$(24,868,953)

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include options purchased, at value; unrealized appreciation (depreciation) on futures contracts, interest rate swap contracts and options written, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$16,366	$(1,813,022)	$(6,656,365)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013